Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision For Income Taxes

For the years ended December 31	2012	2011	2010

Current Tax
Canada	$(219)	$(373)	$(234)
United States	(25)	102	(49)
Other Countries	44	76	70
Total Current Tax Expense (Recovery)	(200)	(195)	(213)

Deferred Tax
Canada	(902)	(227)	440
United States	(935)	442	749
Other Countries	-	(3)	-
Total Deferred Tax Expense (Recovery)	(1,837)	212	1,189
Income Tax Expense (Recovery)	$(2,037)	$17	$976

Income Taxes Reconciliation

For the years ended December 31	2012	2011	2010

Net Earnings (Loss) Before Income Tax
Canada	$(2,246)	$(1,973)	$890
United States	(2,978)	1,477	1,928
Other Countries	393	518	501
Total Net Earnings (Loss) Before Income Tax	(4,831)	22	3,319
Canadian Statutory Rate	25.0%	26.5%	28.2%
Expected Income Tax	(1,208)	6	936
Effect on Taxes Resulting From:
Statutory and other rate differences	(360)	118	101
Effect of legislative changes	-	-	13
International financing	(52)	(65)	(78)
Non-taxable capital (gains) losses	(16)	20	(38)
Tax differences on divestitures and transactions	(307)	-	-
Partnership tax allocation in excess of funding	(40)	-	-
Adjustment in respect of prior periods	(64)	(60)	36
Other	10	(2)	6
	$(2,037)	$17	$976
Effective Tax Rate	42.2%	77.3%	29.4%

Deferred Income Taxes Liability

As at December 31	2012	2011

Deferred Income Tax Liabilities
Property, plant and equipment	$-	$661
Risk management	176	640
Unrealized foreign exchange gains	205	182
Other	14	44

Deferred Income Tax Assets
Property, plant and equipment	(995)	(200)
Compensation plans	(113)	(112)
Accrued and unpaid expense	(65)	(75)
Non-capital and net capital losses carried forward	(119)	(121)
Alternative minimum tax and foreign tax credits	(122)	(152)
Other	(61)	(102)
Net Deferred Income Tax (Asset) Liability	$(1,080)	$765

Deferred Income Taxes Liability Reflected In Balance Sheet

As at December 31	2012	2011

Current deferred income tax liability	$59	$442
Non-current deferred income tax liability	-	511
Current deferred income tax asset	(23)	-
Non-current deferred income tax asset	(1,116)	(188)
Net Deferred Income Tax (Asset) Liability	$(1,080)	$765

Tax Pools Available

		Expiration
As at December 31	2012	Date

Canada
Net capital losses	$406	Indefinite
Non-capital losses	67	2015 - 2032
Charitable donations	26	2015 - 2017
United States
Alternative minimum tax credits	102	Indefinite
Foreign tax credits	20	2021

Unrecognized Tax Benefits Excluding Interest

For the years ended December 31	2012	2011

Balance, Beginning of Year	$165	$252
Additions for tax positions taken in the current year	2	2
Additions for tax positions of prior years	3	7
Reductions for tax positions of prior years	(2)	-
Lapse of statute of limitations	(4)	(1)
Settlements	(4)	(92)
Foreign currency translation	4	(3)
Balance, End of Year	$164	$165

Unrecognized Tax Benefit Reflected In Balance Sheet

For the years ended December 31	2012	2011

Income tax receivable	$59	$13
Other liabilities and provisions (See Note 14)	134	178
Current deferred income tax liability	5	12
Non-current deferred income tax liability	(34)	(38)
Balance, End of Year	$164	$165

Summary Of Tax Years By Jurisdiction

Jurisdiction	Taxation Year

Canada - Federal	2005	-	2012
Canada - Provincial	2005	-	2012
United States - Federal	2008	-	2012
United States - State	2008	-	2012
Other	2011	-	2012